Earn-Out Shares - Summary of Estimated Fair Value of Earn-Out Shares (Detail) - Earn-Out Shares [Member]	Dec. 31, 2022 yr $ / shares	Mar. 31, 2021 yr $ / shares
Common Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | $ / shares	0.43	8.28
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.15	0.65
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.048	0.006
Forecast period (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | yr	0.6	1.6
Cost of equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.20	0.20